Organization, Description of Business and Liquidity and Capital Resources	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Description of Business and Liquidity and Capital Resources
Organization, Description of Business and Liquidity and Capital Resources

Note 1 – Organization, Description of Business and Liquidity and Capital Resources

Mustang Bio, Inc. (the “Company” or “Mustang”) was incorporated in Delaware on March 13, 2015. Mustang is a clinical-stage biopharmaceutical company focused on translating medical breakthroughs in cell therapy into potential treatments. The Company may acquire rights to these technologies by licensing the rights or otherwise acquiring an ownership interest in the technologies, funding their research and development and eventually either out-licensing or bringing the technologies to market.

The Company is a majority-controlled subsidiary of Fortress Biotech, Inc. (“Fortress” or “Parent”).

Liquidity and Capital Resources

The Company has incurred substantial operating losses and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. As of September 30, 2024, the Company had an accumulated deficit of $395.8 million.

The Company has funded its operations to date primarily through the sale of equity. The Company expects to continue to use the proceeds from its previous financing transactions and asset sale primarily for working capital and general corporate purposes.

The Company will require substantial additional financings through equity and debt offerings, collaborations and licensing arrangements or other sources to fully develop, prepare regulatory filings, obtain regulatory approvals and commercialize its existing product candidates. The continuation of our business as a going concern is dependent upon raising additional capital and eventually attaining and maintaining profitable operations.

In accordance with Accounting Standards Codification (“ASC”) 205-40, Going Concern, the Company evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern within one year after the date that these unaudited consolidated financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that these unaudited financial statements are issued. In performing its evaluation, management excluded certain elements of its operating plan that cannot be considered probable. Under ASC 205-40, the future receipt of potential funding from future equity or debt issuances cannot be considered probable at this time because these plans are not entirely within the Company’s control nor have been approved by the Board of Directors as of the date of these financial statements.

The Company’s expectation to generate operating losses and negative operating cash flows in the future, and the need for additional funding to support its planned operations raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of one year after the date that these unaudited financial statements are issued. The Company made strategic decisions, including a significant reduction in the workforce by approximately 81%, and the termination of certain license agreements with St. Jude and Leiden University Medical Centre in April 2024, and with Mayo Clinic in June 2024, to preserve capital and prioritize the allocation of resources. The Company continues to pursue raising additional cash resources through public or private equity or debt financings. The Company has concluded that substantial doubt exists about the Company’s ability to continue as a going concern for a period of at least 12 months from the date of issuance of these unaudited financial statements.

The accompanying unaudited financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that may be necessary if the Company is unable to continue as a going concern.

Note 1 - Organization and Description of Business

Mustang Bio, Inc. (the “Company” or “Mustang”) was incorporated in Delaware on March 13, 2015. Mustang is as a clinical-stage biopharmaceutical company focused on translating today’s medical breakthroughs in cell and gene therapy into potential cures for hematologic cancers, solid tumors and rare genetic diseases. The Company may acquire rights to these technologies by licensing the rights or otherwise acquiring an ownership interest in the technologies, funding their research and development and eventually either out-licensing or bringing the technologies to market.

The Company is a majority-controlled subsidiary of Fortress Biotech, Inc. (“Fortress” or “Parent”).

The Company’s common stock is listed on the Nasdaq Capital Market and trades under the symbol “MBIO.”

Reverse Stock Split

On March 3, 2023, the Board of Directors of the Company (the “Board”) unanimously adopted resolutions to approve and recommend stockholder approval of a form amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended, to effect a reverse stock split of our issued and outstanding Common Stock within a range of between 5-for-1 and 20-for-1 (with our Board being authorized to determine the exact ratio), with such reverse stock split to be effected at such time and date before January 31, 2024, if at all, as determined by the Board in its sole discretion (such reverse stock split, the “Reverse Stock Split” and such amendment, the “Amendment”). On March 3, 2023, the holders of a majority in voting power of issued and outstanding shares of our Common Stock and issued and outstanding shares of our Class A Preferred Stock, par value $0.0001 (together, the “Majority Holders”) approved the Amendment by written consent in lieu of a meeting (the “Written Consent”). On March 15, 2023, the Board selected the 15-for-1 reverse stock split ratio.

Pursuant to rules adopted by the Securities and Exchange Commission (“SEC”) under the Securities Exchange Act of 1934, a Schedule 14C information statement was filed with the SEC and provided to the stockholders of the Company. The Reverse Stock Split became effective on April 3, 2023, or twenty (20) days from the mailing of the information statement to the common stockholders of record.

All share and per share information has been retroactively adjusted to give effect to the Reverse Stock Split for all periods presented, unless otherwise indicated. Proportionate adjustments were made to the per share exercise price and/or the number of shares issuable upon the exercise or vesting of all stock options, restricted stock and warrants outstanding at April 3, 2023, which resulted in a proportional decrease in the number of shares of the Company’s common stock reserved for issuance upon exercise or vesting of such stock options, restricted stock and warrants, and, in the case of stock options and warrants, a proportional increase in the exercise price of all such stock options and warrants.

No fractional shares were issued in connection with the Reverse Stock Split and stockholders who would otherwise be entitled to a fraction of one share received a proportional cash payment.

Liquidity and Capital Resources

The Company has incurred substantial operating losses and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. As of December 31, 2023, the Company had an accumulated deficit of $381.0 million.

The Company has funded its operations to date primarily through the sale of equity and via debt raises, which included its loan and financing agreement with Runway Growth Finance Corporation (the “Lender”), herein referred to as the “Term Loan.” On April 11, 2023, the Company repaid the Term Loan, see Note 8. The Company expects to continue to use the proceeds from previous financing transactions primarily for general corporate purposes, including financing the Company’s growth, developing new or existing product candidates, and funding capital expenditures, acquisitions and investments.

On May 18, 2023, the Company entered into an Asset Purchase Agreement (the “Asset Purchase Agreement”) with uBriGene (Boston) Biosciences, Inc. (“uBriGene”), pursuant to which the Company agreed to sell its leasehold interest in its cell processing facility located in Worcester, MA (the “Facility”) and associated assets relating to the manufacturing and production of cell and gene therapies at the Facility to uBriGene. The Company and uBriGene subsequently entered into Amendment No. 1, dated as of June 29, 2023, and Amendment No. 2, dated as of July 28, 2023, to the Asset Purchase Agreement (the Asset Purchase Agreement, as so amended, the “Amended Asset Purchase Agreement”). On July 28, 2023, pursuant to the terms and conditions of the Amended Asset Purchase Agreement, the Company completed the sale of all of the Company’s assets primarily relating to the manufacturing and production of cell and gene therapies to uBriGene for a base consideration of $6.0 million. uBriGene will be obligated to pay to the Company a contingent amount of $5.0 million less certain severance obligations and payments payable in connection with the transfer of certain contracts related to the transferred assets, if the Company, within two years of the closing date, (i) completes an issuance of equity securities in an amount equal to or greater than $10.0 million after the closing and (ii) obtains consent of the landlord to the proposed lease transfer within two years of the closing date. As contemplated by the Asset Purchase Agreement, the Company entered into a Manufacturing Services Agreement, where the Company contracted uBriGene to manufacture its lead product candidates, including MB-106, and it committed to spend at least $8.0 million over a period of two years after the closing of the transaction to purchase manufacturing and related services from uBriGene.

On October 26, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a single institutional accredited investor (the “Investor”) pursuant to which the Company agreed to issue and sell, in a registered direct offering priced at-the-market under the rules of The Nasdaq Stock Market (the “Registered Offering”), (i) 920,000 shares of common stock, $0.0001 par value per share, at a price per Share of $1.70 and (ii) pre-funded warrants (the “Pre-funded Warrants”) to purchase up to 1,668,236 shares of its common stock, at a price per Pre-funded Warrant equal to $1.699, the price per Share, less $0.001. The Pre-funded Warrants have an exercise price of $0.001 per share, became exercisable upon issuance and remain exercisable until exercised in full.

In a concurrent private placement, pursuant to the terms of the Purchase Agreement, the Company also agreed to issue and sell unregistered warrants (the “Warrants”) to purchase up to 2,588,236 shares of Common Stock, at an offering price of $0.125 per Warrant to purchase one share of common stock (the “Private Placement” and, together with the Registered Offering, the “Offerings”) (which offering price is included in the purchase price per Share or Pre-funded warrant). The Warrants have an exercise price of $1.58 per share (subject to customary adjustments as set forth in the Warrants), are exercisable upon issuance and will expire five and one-half years from the date of issuance. The Warrants contain customary anti-dilution adjustments to the exercise price, including for share splits, share dividends, rights offering and pro rata distributions.

The Registered Offering and Private Placement closed on October 30, 2023. The Company received approximately $4.4 million in gross proceeds from the Offerings, before deducting placement agency fees and offering expenses of approximately $0.5 million.

The Company will be required to expend significant funds in order to advance the development of its product candidates. The Company will require additional financings through equity and debt offerings, collaborations and licensing arrangements or other sources to fully develop, prepare regulatory filings, obtain regulatory approvals and commercialize its existing and any new product candidates. The continuation of our business as a going concern is dependent upon raising additional capital and eventually attaining and maintaining profitable operations.

In accordance with Accounting Standards Codification (“ASC”) 205-40, Going Concern, the Company evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern within one year after the date that these consolidated financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists under this methodology, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that these consolidated financial statements are issued. In performing its evaluation, management excluded elements of its operating plan that cannot be considered probable. Under ASC 205-40, the future receipt of potential funding from future equity or debt issuances, and the potential sale of priority review vouchers cannot be considered probable at this time because these plans are not entirely within the Company’s control nor have been approved by the Board of Directors as of the date of these financial statements.

The Company’s expectation to generate operating losses and negative operating cash flows in the future, and the need for additional funding to support its planned operations raise substantial doubt regarding the Company’s ability to continue as a going concern for a period of one year after the date that these consolidated financial statements are issued. The Company continues to monitor its spending by reducing 2024 expenses, which may include projected savings through delaying the development timelines of certain programs, or termination of such programs and the pursuit of additional cash resources through public or private equity or debt financings. The Company has concluded that substantial doubt exists about the Company’s ability to continue as a going concern for a period of at least 12 months from the date of issuance of these consolidated financial statements.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the ordinary course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that may be necessary if the Company is unable to continue as a going concern.